CONTRIBUTED EQUITY, Movements in Issued Capital (Details)				6 Months Ended
	Dec. 20, 2019 USD ($) $ / shares shares	Jul. 10, 2019 USD ($) shares	Jul. 10, 2019 $ / shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Number of Ordinary Shares [Abstract]
Number of ordinary shares, Opening balance (in shares) | shares				670,380,352
Share placement (in shares) | shares		145,000,000
Exercise of incentive options (in shares) | shares	8,939,854
Number of ordinary shares, Closing balance (in shares) | shares				824,320,206
Issue Price [Abstract]
Share placement (in dollars per share) | $ / shares			$ 0.145
Exercise of incentive options (in dollars per share) | $ / shares	$ 0
Issue Capital [Abstract]
Issued capital, Opening balance				$ 48,853,707
Share placement		$ 14,557,710		14,557,710	$ 8,560,221
Exercise of incentive options	$ 706,570			0
Share issue costs				(689,009)	$ (505,490)
Issued capital, Closing balance				$ 63,428,978